UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [ ]; Amendment number:
This Amendment (Check only one.): [x] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bowling Portfolio Management, Inc.
Address:  2651 Observatory Avenue
          Cincinnati, Ohio 45208

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this
Report on Behalf of Report Manager:

Name:		Kathleen A. Wayner
Title:		Vice President
Phone:		513-871-7776
Signature, Place, and Date of Signing:

	Kathleen A. Wayner	Cincinnati, Ohio	January 18, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for This Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$339,383,000

List of Other Included Managers:

  No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104     2592 55140.000SH       SOLE                 2710.000         52430.000
AT&T Corporation               COM              001957109     2830 55697.000SH       SOLE                 5373.000         50324.000
Abbott Laboratories            COM              002824100     1742 47970.000SH       SOLE                 1880.000         46090.000
Aegon N.V.                     COM              007924103     1499 15697.000SH       SOLE                 2797.000         12900.000
Alcoa, Inc.                    COM              013817101     2253 27145.000SH       SOLE                 2250.000         24895.000
Allstate Corporation           COM              020002101     3520 146272.000SH      SOLE                29730.000        116542.000
American Express               COM              025816109     6615 39791.000SH       SOLE                 3290.000         36501.000
American Power Conversion      COM              029066107     5837 221325.000SH      SOLE                16080.000        205245.000
Anheuser Busch Companies Inc.  COM              035229103     8100 114287.000SH      SOLE                13395.000        100892.000
Associates First Capital Corp  COM              046008108      378 13763.520SH       SOLE                  516.000         13247.520
Atlantic Richfield             COM              048825103     3176 36713.000SH       SOLE                 7105.000         29608.000
BRE Properties Class A         COM              05564E106      212 9340.000 SH       SOLE                                   9340.000
Bell Atlantic Corp.            COM              077853109      210 3414.000 SH       SOLE                                   3414.000
Boeing Co.                     COM              097023105     1347 32515.000SH       SOLE                 7030.000         25485.000
Canadian Pacific               COM              135923100     3786 175587.000SH      SOLE                18210.000        157377.000
Caterpillar Inc.               COM              149123101     2391 50804.000SH       SOLE                 9165.000         41639.000
Chicago Title and Trust Compan COM              168228104      535 11560.000SH       SOLE                 2510.000          9050.000
Comcast Corp Class A           COM              200300200      613 12125.000SH       SOLE                12125.000
Computer Associates Internatio COM              204912109     7034 100576.000SH      SOLE                 8350.000         92226.000
Conoco, Inc. Class B           COM              208251405      770 30973.800SH       SOLE                 4343.000         26630.800
Consolidated-Tomoka Land Co.   COM              210226106     1494 117203.518SH      SOLE                21753.000         95450.519
Deere & Company                COM              244199105      594 13690.000SH       SOLE                  710.000         12980.000
Dow Chemical                   COM              260543103     2452 18349.000SH       SOLE                 3510.000         14839.000
Dupont E I De Nemours          COM              263534109      790 11998.000SH       SOLE                 1294.000         10704.000
Eastman Kodak                  COM              277461109     3869 58405.000SH       SOLE                 7940.000         50465.000
FDX Corp.                      COM              31304N107     2748 67120.000SH       SOLE                 8170.000         58950.000
Federal National Mortgage Asso COM              313586109      632 10129.000SH       SOLE                 2040.000          8089.000
Ford Motor Co.                 COM              345370100     3994 74925.653SH       SOLE                 4851.000         70074.653
Freddie Mac                    COM              313400301     8473 180034.000SH      SOLE                18820.000        161214.000
GTE Corporation                COM              362320103     7357 104265.276SH      SOLE                13580.000         90685.276
Gannett Co. Inc.               COM              364730101     2005 24580.000SH       SOLE                 1140.000         23440.000
General Dynamics               COM              369550108     5921 112238.000SH      SOLE                14670.000         97568.000
General Electric               COM              369604103      201 1298.000 SH       SOLE                                   1298.000
General Mills                  COM              370334104      314 8772.000 SH       SOLE                 1000.000          7772.000
HJ Heinz Company               COM              423074103      721 18115.000SH       SOLE                                  18115.000
Hewlett Packard                COM              428236103     9556 84010.000SH       SOLE                10275.000         73735.000
Honeywell Inc.                 COM              438516106    11009 190836.000SH      SOLE                23948.000        166888.000
Intel Corp.                    COM              458140100      978 11886.000SH       SOLE                  130.000         11756.000
International Business Machine COM              459200101     1812 16795.000SH       SOLE                 2880.000         13915.000
International Flavors & Fragra COM              459506101      220 5840.000 SH       SOLE                  400.000          5440.000
J.P. Morgan                    COM              616880100     2298 18145.000SH       SOLE                 3750.000         14395.000
Kimberly Clark Corp.           COM              494368103     3835 58598.000SH       SOLE                 3030.000         55568.000
Knight-Ridder, Inc.            COM              499040103      591 9915.000 SH       SOLE                 1475.000          8440.000
Leggett & Platt, Inc.          COM              524660107     1168 54465.000SH       SOLE                 2140.000         52325.000
Limited Inc.                   COM              532716107     2228 51435.000SH       SOLE                 2820.000         48615.000
Loews Corp                     COM              540424108     1046 17240.000SH       SOLE                 3740.000         13500.000
MediaOne Group Inc.            COM              58440J104      234 3041.000 SH       SOLE                  106.000          2935.000
Merrill Lynch                  COM              590188108      618 7413.000 SH       SOLE                  260.000          7153.000
Minnesota Mining & Manufacturi COM              604059105      633 6470.000 SH       SOLE                  840.000          5630.000
Nucor, Inc.                    COM              670346105      778 14195.000SH       SOLE                 1160.000         13035.000
Nuveen Tex Quality Muni Income COM                             119 10000.000SH       SOLE                                  10000.000
Oracle Corp.                   COM              68389X105      269 2400.000 SH       SOLE                                   2400.000
PNC Bank Corp.                 COM              693475105      335 7535.000 SH       SOLE                  790.000          6745.000
PPG Industries Inc.            COM              693506107     1450 23177.000SH       SOLE                 1005.000         22172.000
Philip Morris Companies        COM              718154107     1098 47760.000SH       SOLE                 6950.000         40810.000
Procter & Gamble               COM              742718109      393 3583.000 SH       SOLE                  974.000          2609.000
Schlumberger Ltd.              COM              806857108     1537 27386.000SH       SOLE                 3800.000         23586.000
Seagate Technology, Inc.       COM              811804103     3982 85520.000SH       SOLE                10980.000         74540.000
Texaco, Inc.                   COM              881694103      944 17385.000SH       SOLE                 1545.000         15840.000
Unisys Corp.                   COM              909214108     4444 139140.000SH      SOLE                16860.000        122280.000
United Technologies Corp.      COM              913017109     1851 28472.000SH       SOLE                 7210.000         21262.000
Washington Mutual              COM              939322103      992 38320.000SH       SOLE                10580.000         27740.000
Wendy's International          COM              950590109     3581 172077.000SH      SOLE                17680.000        154397.000
Adams Express Co.                               006212104    50396 1501549.96SH      SOLE               205771.000        1295778.96
Baker Fentress                                  057213100    12820 907617.680SH      SOLE               170014.000        737603.680
Bancroft Convertible                            059695106      211 10348.000SH       SOLE                  300.000         10048.000
Bergstrom Capital                               084093103     1367 5794.148 SH       SOLE                 1500.000          4294.148
Castle Convertible Fund                         148443104      582 26700.000SH       SOLE                                  26700.000
Central Securities                              155123102     1461 53631.115SH       SOLE                 6830.000         46801.115
Current Income Shares, Inc.                     231298100      164 16400.000SH       SOLE                                  16400.000
Ellsworth Convertible Fund                      289074106     1161 137654.000SH      SOLE                 6124.000        131530.000
Gabelli Convertible Securities                  36240B109      807 76400.000SH       SOLE                                  76400.000
Gabelli Global Multimedia Trus                  36239Q109     6736 359246.307SH      SOLE                45941.001        313305.306
General American Investors                      368802104    18876 507602.710SH      SOLE                51222.000        456380.710
H&Q Healthcare Investors                        404052102     2140 99555.000SH       SOLE                25090.000         74465.000
Invesco Global Health Sciences                  46128N109    14557 986911.241SH      SOLE               127218.000        859693.241
John Hancock Bank & Thrift Opp                  409735107     8558 1014270.000SH     SOLE               147390.000        866880.000
Liberty All-Star Growth Fund I                  529900102     1640 151662.000SH      SOLE                 2034.000        149628.000
Lincoln National Convertible                    534183108      477 29800.000SH       SOLE                 6400.000         23400.000
Morgan Grenfell Smallcap Fund                   617357108     1993 140475.000SH      SOLE                15457.000        125018.000
New Germany Fund                                644465106     7240 590989.000SH      SOLE                77955.000        513034.000
Petroleum & Resources                           716549100     1692 52475.000SH       SOLE                 2140.000         50335.000
Putnam Convertible Opportunity                  746479104      355 19566.000SH       SOLE                                  19566.000
Royce Value Trust                               780910105    11434 875360.081SH      SOLE               109707.000        765653.081
Thermo Opportunity Fund                         883580102       87 11350.000SH       SOLE                 2380.000          8970.000
Tri-Continental                                 895436103    34348 1232198.SH        SOLE               153028.000        1079170.
Van Kampen American Capital Co                  920956109     3644 140826.000SH      SOLE                 2200.000        138626.000
Equity Residential PPTYS TR Pf                  29476L826      457 17526.000SH       SOLE                                  17526.000
Wendy's Cv Pfd (TECONS) 5% A                    950588202      296 6176.000 SH       SOLE                                   6176.000
Fasciano Fund                                                  316 9652.847 SH       SOLE                                   9652.847
Kemper New Europe Fund Class M                                 241 9650.000 SH       SOLE                                   9650.000
Kobren Delphi Value                                            324 28936.742SH       SOLE                                  28936.742
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